M2M BUSINESS OF ANYDATA Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 16, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash consideration		$ (9,471)	$ 0	$ 0
Goodwill		$ 156,488	$ 103,966	$ 102,718
M2M Business of ANYDATA [Member]
Business Acquisition [Line Items]
Cash consideration	$ 5,196
Business Acquisition, Effective Date of Acquisition	Oct. 16, 2013
Goodwill	$ 2,061